Non-Current Assets – Intangibles - Disclosure of Non-Current Assets - Intangibles (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about intangible assets [line items]
Net book amount	$ 8,240,937	$ 9,490,222
Exchange difference	820,519	(187,873)
Additions	225,414	903,154
Amortization charge	(2,086,441)	(1,964,566)
Closing net book amount	7,200,429	8,240,937
Cost or Fair Value [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	26,204,505	25,926,551
Closing net book amount	29,526,514	26,204,505
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	(17,963,568)	(16,436,329)
Closing net book amount	(22,326,085)	(17,963,568)
Intellectual Property Assets [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	8,130,975	9,380,260
Exchange difference	820,519	(187,873)
Additions	225,414	903,154
Amortization charge	(2,086,441)	(1,964,566)
Closing net book amount	7,090,467	8,130,975
Intellectual Property Assets [member] | Cost or Fair Value [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	26,094,543	25,816,589
Closing net book amount	29,416,552	26,094,543
Intellectual Property Assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	(17,963,568)	(16,436,329)
Closing net book amount	(22,326,085)	(17,963,568)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	109,962	109,962
Closing net book amount	109,962	109,962
Goodwill [member] | Cost or Fair Value [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	109,962	109,962
Closing net book amount	$ 109,962	$ 109,962